Other Disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 8,207	€ 7,486	€ 7,334
Adjustments to profit	23,927	22,032	20,614
Net increase/(decrease) in operating assets	(18,349)	(17,966)	(69,587)
Increase (decrease) in operating liabilities	30,540	13,143	49,522
Income tax recovered/(paid)	(4,137)	(2,872)	(2,205)
CASH FLOWS FROM OPERATING ACTIVITIES	40,188	21,823	5,678
Investments (-)	(10,134)	(18,204)	(10,671)
Divestments (+)	6,126	4,440	4,453
CASH FLOWS FROM INVESTING ACTIVITIES	(4,008)	(13,764)	(6,218)
Proceeds from issuance of own equity instruments	7,072		7,500
Proceeds from disposal of own equity instruments	1,331	1,604	3,048
Payments for acquisition of own equity instrument	(1,309)	(1,380)	(3,225)
Dividends paid	(2,665)	(2,309)	(1,498)
Other payments related to financing activities	(1,802)	(943)	(286)
CASH FLOWS FROM FINANCING ACTIVITIES	4,206	(5,745)	8,960
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(5,845)	(3,611)	(522)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	34,541	(1,297)	7,898
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	76,454	77,751	69,853
CASH AND CASH EQUIVALENTS AT END OF PERIOD	110,995	76,454	77,751
Banco Santander S.A.
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	3,006	2,481	2,277
Adjustments to profit	1,824	1,245	3,081
Net increase/(decrease) in operating assets	(10,430)	36,393	(2,367)
Increase (decrease) in operating liabilities	21,915	(36,632)	(4,585)
Income tax recovered/(paid)	(839)	151	(21)
CASH FLOWS FROM OPERATING ACTIVITIES	15,476	3,638	(1,615)
Investments (-)	(8,818)	(4,419)	(2,149)
Divestments (+)	4,995	7,249	1,696
CASH FLOWS FROM INVESTING ACTIVITIES	(3,823)	2,830	(453)
Proceeds from issuance of own equity instruments	7,072		7,500
Proceeds from disposal of own equity instruments	1,004	957	2,240
Payments for acquisition of own equity instrument	(972)	(943)	(2,224)
Issuance of debt securities	2,894	2,346	2,849
Redemption of debt securities	(764)	(5,333)	(935)
Dividends paid	(2,665)	(2,308)	(1,498)
Other payments related to financing activities	532		(72)
CASH FLOWS FROM FINANCING ACTIVITIES	7,101	(5,281)	7,860
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(655)	289	(496)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	18,099	1,476	5,296
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	15,635	14,159	8,863
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 33,734	€ 15,635	€ 14,159